Leases (Details Narrative)		12 Months Ended
	Oct. 08, 2021 CNY (¥) ft²	Sep. 30, 2024	Sep. 30, 2023
Weighted-average remaining lease term		2 years	1 year 6 months
Weighted-average discount rate		4.80%	4.70%
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Annual rent	¥ 61,619
Area of office space leased | ft²	27,147
Prepaid total rent	¥ 358,120